Average Annual Total Returns - Great-West SecureFoundation Lifetime 2030 Fund	Institutional OneYear	Institutional FiveYears	Institutional SinceInception	Institutional InceptionDate	Investor OneYear	Investor FiveYears	Investor SinceInception	Investor InceptionDate	Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes) OneYear	Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes) FiveYears	Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes) SinceInception	Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes) InceptionDate	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) OneYear	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) FiveYears	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) SinceInception	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) InceptionDate	Composite Index (reflects no deduction for fees, expenses or taxes) OneYear	Composite Index (reflects no deduction for fees, expenses or taxes) FiveYears	Composite Index (reflects no deduction for fees, expenses or taxes) SinceInception	Composite Index (reflects no deduction for fees, expenses or taxes) InceptionDate
Total	13.03%	9.22%	7.88%	Jan. 31, 2011	12.86%	9.09%	7.78%	Jan. 31, 2011	20.82%	15.52%	13.75%		7.51%	4.44%	3.84%		11.68%	9.51%	8.42%